Common Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Common Shareholders Equity
Schedule of calculation of earnings per share

Earnings per share	For the years ended as of December 31,
	2025	2024	2023
Equity holders of the controlling company (ThCh$)	117,152,207	160,944,138	105,652,728
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Basic earnings per share (in Chilean pesos)	317.05	435.57	285.93
Equity holders of the controlling company (ThCh$)	117,152,207	160,944,138	105,652,728
Weighted average number of shares	369,502,872	369,502,872	369,502,872
Diluted earnings per share (in Chilean pesos)	317.05	435.57	285.93

Schedule of dividends distributed

Dividend Nº	Payment Date	Type of Dividend	Dividends per Share ($)	Related to FY
266	04-27-2023	Final	24.80181	2022
267	11-29-2023	Interim	86.49907	2023
268	04-30-2024	Final	85.06042	2023
269	11-28-2024	Interim	117.50000	2024
270	04-30-2025	Final	100.28470	2024
271	11-21-2025	Interim	84.00000	2025

Schedule of comprehensive income and expenses

Others Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	306,105	(82,648)	223,457
Gains (losses) on exchange differences on translation (1)	(50,740,113)	-	(50,740,113)
Gains (losses) from defined benefit plans	(1,616,424)	430,721	(1,185,703)
Total comprehensive income As of December 31, 2025	(52,050,432)	348,073	(51,702,359)

Others Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	4,746,744	(1,281,621)	3,465,123
Gains (losses) on exchange differences on translation (1)	214,519,767	-	214,519,767
Gains (losses) from defined benefit plans	(1,581,040)	377,337	(1,203,703)
Total comprehensive income As of December 31, 2024	217,685,471	(904,284)	216,781,187

Others Income and expense charged or credited against net equity	Gross Balance	Tax	Net Balance
	ThCh$	ThCh$	ThCh$
Gains (losses) on cash flow hedges (1)	(4,379,170)	1,182,375	(3,196,795)
Gains (losses) on exchange differences on translation (1)	(120,293,386)	-	(120,293,386)
Gains (losses) from defined benefit plans	1,454,372	(360,233)	1,094,139
Total comprehensive income al December 31, 2023	(123,218,184)	822,142	(122,396,042)
(1)	These concepts will be reclassified to the Statement of Income when it’s settled.

Schedule of movement of other comprehensive income

Changes in Reserves affecting other comprehensive income	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reservations

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Balanced as of January 1, 2025	50,582,827	(3,931,432)	(10,430,064)	(1,688,234)	34,533,097
Increase (decrease) due to changes in accounting policies (1)	(61,607,045)	-	-	-	(61,607,045)
Initial balance restated	(11,024,218)	(3,931,432)	(10,430,064)	(1,688,234)	(27,073,948)
Changes
Reclassification of OCI to the value of the hedged asset	-	351,247	-	-	351,247
Gains (losses) from defined benefit plans	-	-	(1,566,931)	-	(1,566,931)
Conversion of joint ventures and foreign subsidiaries	(155,912,897)	-	-	(28)	(155,912,925)
Inflation adjustment of subsidiaries in Argentina	109,407,204	-	-	-	109,407,204
Taxes	-	(94,837)	417,358	-	322,521
Equity holders of the parent	(46,505,693)	256,410	(1,149,573)	(28)	(47,398,884)
Total as of December 31, 2025	(57,529,911)	(3,675,022)	(11,579,637)	(1,688,262)	(74,472,832)
Non-controlling interests	(4,234,420)	(32,953)	(36,130)	28	(4,303,475)
Sub-Total	(50,740,113)	223,457	(1,185,703)	-	(51,702,359)

(1) See Note 2 - Summary of material accounting policies, number (2.1) Basis of preparation.

b)    As of December 31, 2024:

Changes in Reserves affecting other comprehensive income	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reservations

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Balanced as of January 1, 2024	(158,095,385)	(7,331,368)	(9,317,562)	(1,686,666)	(176,430,981)
Changes
Reclassification of OCI to the value of the hedged asset	-	4,657,447	-	-	4,657,447
Gains (losses) from defined benefit plans	-	-	(1,447,717)	-	(1,447,717)
Conversion of joint ventures and foreign subsidiaries	(59,151,707)	-	-	(1,568)	(59,153,275)
Inflation adjustment of subsidiaries in Argentina	267,829,919	-	-	-	267,829,919
Taxes	-	(1,257,511)	335,215	-	(922,296)
Equity holders of the parent	208,678,212	3,399,936	(1,112,502)	(1,568)	210,964,078
Total as of December 31, 2024	50,582,827	(3,931,432)	(10,430,064)	(1,688,234)	34,533,097
Non-controlling interests	5,841,555	65,187	(91,201)	1,568	5,817,109
Sub-Total	214,519,767	3,465,123	(1,203,703)	-	216,781,187

c) As of December 31, 2023:

Changes in Reserves affecting other comprehensive income	Reserve of exchange differences on translation	Reserve of cash flow hedges	Reserve of Actuarial gains and losses on defined benefit plans	Other reserves	Total other reservations

	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Balanced as of January 1, 2023	(40,039,090)	(4,180,961)	(10,351,094)	(1,686,855)	(56,258,000)
Changes
Change in fair value of hedging instrument recognized in OCI	-	(9,189,724)	-	-	(9,189,724)
Reclassification of OCI to the statement income by function	-	4,874,098	-	-	4,874,098
Gains (losses) from defined benefit plans	-	-	1,371,350	-	1,371,350
Conversion of joint ventures and foreign subsidiaries	(484,980,912)	-	-	189	(484,980,723)
Inflation adjustment of subsidiaries in Argentina	366,924,617	-	-	-	366,924,617
Taxes	-	1,165,219	(337,818)	-	827,401
Equity holders of the parent	(118,056,295)	(3,150,407)	1,033,532	189	(120,172,981)
Total as of December 31, 2023	(158,095,385)	(7,331,368)	(9,317,562)	(1,686,666)	(176,430,981)
Non-controlling interests	(2,237,091)	(46,388)	60,607	(189)	(2,223,061)
Sub-Total	(120,293,386)	(3,196,795)	1,094,139	-	(122,396,042)